Note 10 - Collaboration, Licensing and Research Funding Agreements (Details Textual) - USD ($) $ in Millions		1 Months Ended
	Mar. 18, 2020	Apr. 30, 2020
Lee’s Pharmaceutical Holdings Limited [Member] | Windtree Therapeutics [Member]
Equity Method Investment, Ownership Percentage	35.00%
Term Sheet With Lee [Member]
Financing of Product, Potential Proceeds from Equity Sale	$ 4.5
Financing of Product, Percent of Financing That Must be Repaid to Discontinue Revenue Sharing	125.00%
Financing of Product, Percent of Revenue Shared With Financer	50.00%
Term Sheet With Lee [Member] | Subsequent Event [Member]
Proceeds from License Fees Received		$ 1.0
Term Sheet With Lee [Member] | Payments no Later Than April 1, 2020 [Member]
Proceeds from License Fees Received	$ 1.0
Term Sheet With Lee [Member] | Payments no Later Than July 1, 2020 [Member]
Proceeds from License Fees Received	1.4
Term Sheet With Lee [Member] | Payments no Later Than September 1, 2020 [Member]
Proceeds from License Fees Received	1.5
Term Sheet With Lee [Member] | Reduction of Last Payment if Made Prior to August 31, 2020 [Member]
Proceeds from License Fees Received	$ 0.4